INVESTMENT IN SECURITIES	12 Months Ended
Dec. 31, 2016
Marketable Securities [Abstract]
Marketable Securities

NOTE 4—INVESTMENT IN SECURITIES:

  Available-for-sale securities:

Available-for-sale securities are comprised mainly of debt securities and equity securities.

Investments in securities are classified based on the initial maturity as well as the intended time of realization.

At December 31, 2016 and 2015, the fair value, amortized cost and gross unrealized holding gains and losses of such securities are as follows:

	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses

	(U.S. $ in millions)
December 31, 2016	$986	$985	$44	$43
December 31, 2015	$1,620	$1,303	$338	$21

In the second quarter of 2016, Teva recorded an impairment of $99 million on its investment in Mesoblast.

During the third and fourth quarter of 2016, Teva sold and settled approximately five million of its Mylan shares, for an average price of $39.3 per share, for an aggregate cash consideration of approximately $202 million. Consequently, Teva recorded a $5 million net loss under financial expenses-net.

As of December 31, 2016, following the decision to treat the investment as held for sale, the decline in fair value of the remaining Mylan shares was considered to be other-than-temporary and recorded as an expense in the consolidated statements of income. Consequently, Teva recorded an additional $37 million loss under financial expenses-net, reflecting the difference between the book value and fair value of the shares as of December 31, 2016. See note 17.

As of December 31, 2016, Teva's remaining Mylan shares are presented under short term investment recorded in other current assets.  In January 2017, Teva sold approximately 12 million additional Mylan shares.

Investments in securities are presented in the balance sheet as follows:

	December 31,
	2016	2015

	(U.S. $ in millions)
Other current assets	$679	$11
Other non-current assets	283	1,447
Cash and cash equivalents, mainly money market funds	24	162
	$986	$1,620

b.	Contractual maturities:
	The contractual maturities of debt securities are as follows:
		December 31,
		2016

		(U.S. $ in millions)
	2017	$38
	2022 and thereafter	106
		$144